United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 6/30/15

Date of Reporting Period: Six months ended 12/31/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
December 31, 2014
Federated Bank Loan Core Fund

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At December 31, 2014, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	17.8%
Health Care	10.4%
Media Entertainment	8.2%
Industrial-Other	6.5%
Food & Beverage	5.5%
Consumer Products	5.0%
Gaming	4.4%
Packaging	4.1%
Automotive	4.0%
Other[2]	32.0%
Other Security Types[3]	0.4%
Other Assets and Liabilities—Net[4]	1.7%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the CS Leveraged Loan Index (CSLLI). Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Other Security Types consist of an exchange-traded fund.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
December 31, 2014 (unaudited)
Principal Amount or Shares		Value
	FLOATING RATE LOANS—97.9%
	Aerospace/Defense—1.8%
$4,000,000	B/E Aerospace, Inc., Term Loan—Institutional, 4.00%, 11/21/2021	$3,992,000
2,000,000	TASC, Inc., Term Loan—Institutional, 7.00%, 5/22/2020	1,959,500
2,920,199	TransDigm, Inc., Term Loan—Institutional, 3.75%, 2/28/2020	2,877,433
995,000	TransDigm, Inc., Term Loan—Institutional, 3.75%, 6/4/2021	980,901
	TOTAL	9,809,834
	Automotive—4.0%
1,564,575	Affinia Group, Inc., Term Loan—Institutional, 4.75%, 4/25/2020	1,551,870
960,075	Allison Transmission, Inc., Term Loan—Institutional, 3.75%, 8/23/2019	951,502
1,050,000	Autoparts Holdings, Term Loan—Institutional, 10.50%, 1/29/2018	1,025,498
995,000	Cooper-Standard Automotive, Inc., Term Loan—Institutional, 4.00%, 4/4/2021	982,149
4,987,500	Gates Global LLC, Term Loan—Institutional, 4.25%, 7/3/2021	4,869,047
2,500,000	INA Beteiligungsgesellschaft mbH, Term Loan—Institutional, 4.25%, 5/15/2020	2,503,750
3,970,370	MPG Holdco I, Inc., Term Loan—Institutional, 4.25%, 10/20/2021	3,967,909
1,960,000	Remy International, Inc., Term Loan—Institutional, 4.25%, 3/5/2020	1,945,300
2,957,675	Tower Automotive Holdings, Term Loan—Institutional, 4.00%, 4/23/2020	2,913,310
1,440,000	United Components, Inc., Term Loan—Institutional, 5.50%, 7/26/2017	1,434,600
	TOTAL	22,144,935
	Building Materials—2.7%
2,962,500	American Builders & Contractors Supply Co. Inc., Term Loan—Institutional, 3.50%, 4/16/2020	2,877,328
2,962,500	CPG International, Inc., Term Loan—Institutional, 4.75%, 9/30/2020	2,926,402
1,980,000	Norcraft Cos. L.P., Term Loan—Institutional, 5.25%, 12/13/2020	1,972,575
995,000	Nortek, Inc., Term Loan—Institutional, 3.75%, 10/30/2020	976,344
3,967,512	Ply Gem Industries, Inc., Term Loan—Institutional, 4.00%, 1/30/2021	3,874,276
2,442,587	Roofing Supply Group, Term Loan—Institutional, 5.00%, 5/31/2019	2,387,628
	TOTAL	15,014,553
	Cable Satellite—1.2%
1,424,946	Cequel Communications Holdings, Term Loan—Institutional, 3.50%, 2/14/2019	1,405,753
1,942,532	Charter Communications, Inc., Term Loan—Institutional, 3.00%, 7/1/2020	1,909,353
1,420,407	Intelsat Jackson Holdings S.A., Term Loan—Institutional, 3.75%, 6/30/2019	1,403,007
2,000,000	Virgin Media Investment Holdings, Term Loan—Institutional, 3.50%, 6/7/2020	1,967,470
	TOTAL	6,685,583
	Chemicals—2.6%
3,780,316	Axalta Coating Systems US Holdings, Inc., Term Loan—Institutional, 3.75%, 2/1/2020	3,692,311
5,000,000	Eco Services Operations LLC, Term Loan—Institutional, 4.75%, 12/1/2021	4,975,000
882,308	Minerals Technologies, Inc., Term Loan—Institutional, 4.00%, 5/9/2021	875,249
1,440,000	Omnova Solutions, Inc., Term Loan—Institutional, 4.25%, 5/31/2018	1,425,600
1,485,000	Oxea SARL, Term Loan—Institutional, 4.25%, 1/15/2020	1,425,600
2,000,000	Oxea SARL, Term Loan—Institutional, 8.25%, 6/6/2020	1,910,000
	TOTAL	14,303,760
	Consumer Cyclical Services—2.9%
4,184,124	Garda World Security Corp., Term Loan—Institutional, 4.00%, 11/8/2020	4,095,211
1,070,357	Garda World Security Corp., Term Loan—Institutional, 4.00%, 11/8/2020	1,047,612
3,977,506	Hearthside Group Holdings LLC, Term Loan—Institutional, 4.50%, 6/2/2021	3,952,647
6,982,500	ServiceMaster Co., Term Loan—Institutional, 4.25%, 7/1/2021	6,869,035
	TOTAL	15,964,505
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Consumer Products—5.0%
$2,695,678	AOT Bedding Super Holdings LLC, Term Loan—Institutional, 4.25%, 10/1/2019	$2,658,613
2,203,050	Bauer Performance Sports Ltd., Term Loan—Institutional, 4.00%, 4/15/2021	2,179,654
3,439,047	Freedom Group, Inc., Term Loan—Institutional, 5.50%, 4/19/2019	3,361,668
1,985,000	Libbey Glass, Inc., Term Loan—Institutional, 3.75%, 4/9/2021	1,961,438
5,417,750	Party City Holdings, Inc., Term Loan—Institutional, 4.00%, 7/27/2019	5,312,104
1,464,109	Prestige Brands Holdings, Inc., Term Loan—Institutional, 4.13%, 1/31/2019	1,462,886
965,278	Prestige Brands, Inc., Term Loan—Institutional, 4.50%, 9/3/2021	966,084
3,607,901	Spectrum Brands Holdings, Inc., Term Loan—Institutional, 3.50%, 9/4/2019	3,583,097
3,997,669	SRAM LLC, Term Loan—Institutional, 4.01%, 4/10/2020	3,887,733
1,481,250	Water Pik, Inc., Term Loan—Institutional, 5.75%, 7/9/2020	1,467,363
831,579	Water Pik, Inc., Term Loan—Institutional, 9.75%, 1/9/2021	825,342
	TOTAL	27,665,982
	Diversified Manufacturing—2.5%
2,949,962	Apex Tool Group, Term Loan—Institutional, 4.50%, 2/1/2020	2,873,750
4,947,475	Gardner Denver, Inc., Term Loan—Institutional, 4.25%, 7/30/2020	4,643,675
3,970,000	Milacron LLC, Term Loan—Institutional, 4.00%, 3/28/2020	3,890,600
2,208,400	Silver II Borrower Sarl, Term Loan—Institutional, 4.00%, 12/13/2019	2,060,713
499,286	WESCO International, Inc., Term Loan—Institutional, 3.75%, 12/12/2019	497,414
	TOTAL	13,966,152
	Financial Institutions—2.9%
1,960,200	Clipper Acquisitions Corp., Term Loan—Institutional, 3.00%, 2/6/2020	1,894,043
4,977,437	Hub International Ltd., Term Loan—Institutional, 4.25%, 10/2/2020	4,843,669
2,972,525	Sedgwick, Inc., Term Loan—Institutional, 3.75%, 2/28/2021	2,898,212
3,000,000	Sedgwick, Inc., Term Loan—Institutional, 6.75%, 2/28/2022	2,842,500
2,000,000	Sedgwick, Inc., Term Loan—Institutional, 6.75%, 2/28/2022	1,895,000
1,800,366	York Risk Services Group, Inc., Term Loan—Institutional, 4.75%, 10/1/2021	1,794,362
194,634	York Risk Services Group, Inc., Term Loan—Institutional, 4.75%, 10/1/2021	193,985
	TOTAL	16,361,771
	Food & Beverage—5.5%
61,707	Aramark Corp., Revolver—1st Lien, 3.67%, 7/26/2016	61,283
4,721,799	Aramark Corp., Term Loan—Institutional, 3.25%, 2/24/2021	4,658,361
2,977,500	Del Monte Corp., Term Loan—Institutional, 3.50%, 3/8/2020	2,865,844
2,970,000	Del Monte Pacific Ltd., Term Loan—Institutional, 4.25%, 2/18/2021	2,729,935
3,000,000	Del Monte Pacific Ltd., Term Loan—Institutional, 8.25%, 8/18/2021	2,580,000
3,416,030	HJ Heinz Co., Term Loan—Institutional, 3.50%, 6/5/2020	3,401,393
4,949,937	Performance Food Group, Inc., Term Loan—Institutional, 6.25%, 11/14/2019	4,869,500
3,461,370	Pinnacle Foods Finance LLC., Term Loan—Institutional, 3.00%, 4/29/2020	3,367,272
987,500	Pinnacle Foods Finance LLC., Term Loan—Institutional, 3.00%, 4/29/2020	959,420
995,000	Shearer's Foods, Inc., Term Loan—Institutional, 4.50%, 6/30/2021	986,921
3,940,000	U.S. Foodservice, Inc., Term Loan—Institutional, 4.50%, 3/31/2019	3,920,300
	TOTAL	30,400,229
	Gaming—4.4%
1,370,587	Affinity Gaming LLC, Term Loan—Institutional, 5.25%, 11/9/2017	1,356,882
2,955,000	American Casino & Entertainment, Term Loan—Institutional, 4.50%, 7/3/2019	2,936,531
2,363,064	Cannery Casino Resorts LLC, Term Loan—Institutional, 6.00%, 10/2/2018	2,226,597
4,929,647	MGM Resorts International, Term Loan—Institutional, 3.50%, 12/20/2019	4,814,121
3,960,000	Mohegan Tribal Gaming Authority, Term Loan—Institutional, 5.50%, 6/15/2018	3,820,707
982,519	Penn National Gaming, Inc., Term Loan—Institutional, 3.25%, 10/30/2020	964,711
2,851,691	Pinnacle Entertainment, Inc., Term Loan—Institutional, 3.75%, 8/13/2020	2,818,725
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Gaming—continued
$2,858,721	Station Casinos, Inc., Term Loan—Institutional, 4.25%, 3/1/2020	$2,807,263
2,962,500	Tropicana Entertainment, Inc., Term Loan—Institutional, 4.00%, 11/27/2020	2,916,211
	TOTAL	24,661,748
	Health Care—10.4%
995,000	Amsurg Corp., Term Loan—Institutional, 3.75%, 7/16/2021	989,194
4,603,567	Biomet, Inc., Term Loan—Institutional, 3.67%, 7/25/2017	4,589,181
1,667,867	Carestream Health, Inc., Term Loan—Institutional, 5.00%, 6/7/2019	1,664,389
3,945,286	Carestream Health, Inc., Term Loan—Institutional, 9.50%, 12/7/2019	3,931,320
972,519	CHS/Community Health Systems, Inc., Term Loan—Institutional, 4.25%, 1/27/2021	971,809
495,006	DaVita HealthCare Partners, Inc., Term Loan—Institutional, 3.50%, 6/24/2021	491,068
1,156,850	DJO Finance LLC, Term Loan—Institutional, 4.25%, 9/15/2017	1,133,713
3,179,916	Emergency Medical Services Corp., Term Loan—Institutional, 4.00%, 5/25/2018	3,164,017
958,789	HCR Manor Care, Inc., Term Loan—Institutional, 5.00%, 4/6/2018	923,434
1,921,662	Iasis Healthcare, Term Loan—Institutional, 4.50%, 5/3/2018	1,908,057
4,952,525	IMS Health, Inc., Term Loan—Institutional, 3.50%, 3/17/2021	4,852,435
3,000,000	INC Research LLC, Term Loan—Institutional, 4.75%, 10/31/2021	2,997,495
6,397,942	Multiplan, Inc., Term Loan—Institutional, 3.75%, 3/31/2021	6,239,593
3,974,987	National Mentor Holdings, Inc., Term Loan—Institutional, 4.75%, 1/31/2021	3,905,425
3,980,000	Ortho-Clinical Diagnostics, Inc., Term Loan—Institutional, 4.75%, 6/30/2021	3,924,280
4,000,000	Radnet Management, Inc., Term Loan—Institutional, 8.00%, 3/25/2021	3,980,000
2,863,375	Radnet, Inc., Term Loan—Institutional, 4.27%, 10/10/2018	2,834,741
997,500	Sage Products Holdings III LLC, 5.00%, 12/13/2019	993,759
4,924,862	Truven Health Analytics, Inc., Term Loan—Institutional, 4.50%, 6/6/2019	4,801,740
486,250	United Surgical Partners International, Inc., Term Loan—Institutional, 4.25%, 4/19/2017	483,211
972,700	United Surgical Partners International, Inc., Term Loan—Institutional, 4.75%, 4/3/2019	968,449
1,941,386	VWR Funding, Inc., Term Loan—Institutional, 3.42%, 4/3/2017	1,930,068
	TOTAL	57,677,378
	Independent Energy—1.3%
2,500,000	EP Energy LLC., Term Loan—Institutional, 3.50%, 5/24/2018	2,381,250
375,000	EP Energy LLC., Term Loan—Institutional, 4.50%, 4/30/2019	361,877
1,976,249	Fieldwood Energy, Term Loan—Institutional, 3.88%, 9/25/2018	1,877,436
3,746,305	Fieldwood Energy, Term Loan—Institutional, 8.38%, 9/30/2020	2,765,242
	TOTAL	7,385,805
	Industrial - Other—6.5%
970,063	Belden, Inc., Term Loan—Institutional, 3.25%, 10/3/2020	960,362
3,420,000	Custom Sensors & Technologies, Inc., Term Loan—Institutional, 4.50%, 9/3/2021	3,377,250
1,980,000	Filtration Group, Inc., Term Loan—Institutional, 4.50%, 11/21/2020	1,974,426
3,000,000	Filtration Group, Inc., Term Loan—Institutional, 8.25%, 11/21/2021	3,003,765
2,513,613	Generac Power Systems, Term Loan—Institutional, 3.25%, 5/31/2020	2,444,489
2,710,715	Hillman Group, Inc., Term Loan—Institutional, 4.50%, 6/30/2021	2,683,608
7,216,443	Interline Brands, Inc., Term Loan—Institutional, 4.00%, 3/17/2021	7,036,032
3,000,000	Maxim Crane Works LP, Term Loan—Institutional, 10.25%, 11/26/2018	3,030,000
3,138,508	Mirror Bidco/Dematic, Term Loan—Institutional, 4.25%, 12/18/2019	3,111,046
2,000,000	Mueller Water Products, Inc., Term Loan – Institutional, 4.00%, 11/25/2021	2,002,090
4,944,962	Rexnord LLC, Term Loan—Institutional, 4.00%, 8/21/2020	4,854,717
1,953,298	Unifrax Investment Corp., Term Loan—Institutional, 4.25%, 11/28/2018	1,927,055
	TOTAL	36,404,840
	Leisure—0.0%
237,500	Activision Blizzard, Inc., Term Loan—Institutional, 3.25%, 10/11/2020	237,499
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Lodging—2.6%
$2,957,475	Four Seasons Holdings, Term Loan—Institutional, 3.50%, 6/27/2020	$2,904,492
2,000,000	Four Seasons Holdings, Term Loan—Institutional, 6.25%, 12/28/2020	2,000,000
3,819,163	Hilton Worldwide Finance LLC, Term Loan—Institutional, 3.50%, 10/25/2020	3,781,755
2,970,000	Intrawest Resorts Holdings, Inc., Term Loan—Institutional, 5.50%, 12/9/2020	2,972,465
2,707,696	La Quinta Intermediate Holdings LLC, Term Loan—Institutional, 4.00%, 4/14/2021	2,682,866
	TOTAL	14,341,578
	Media Entertainment—8.2%
2,000,000	CBS Outdoor Americas Capital LLC/Corp., Term Loan—Institutional, 3.00%, 1/31/2021	1,958,570
6,250,000	Clear Channel Communications, Inc., Term Loan—Institutional, 6.92%, 1/30/2019	5,907,344
940,750	Crown Media Holdings, Inc., Term Loan—Institutional, 4.00%, 7/14/2018	933,502
4,582,022	Cumulus Media, Inc., Term Loan—Institutional, 4.25%, 12/23/2020	4,457,918
6,455,319	Emerald Expo Holdings, Inc., Term Loan—Institutional, 4.75%, 6/17/2020	6,346,385
1,103,290	Entercom Radio LLC, Term Loan—Institutional, 4.00%, 11/23/2018	1,100,538
4,195,484	Entravision, Term Loan—Institutional, 3.57%, 5/31/2020	4,090,597
3,000,000	IMC OP LP, Term Loan—Institutional, 5.25%, 8/15/2020	3,005,625
3,000,000	Media General, Inc., Term Loan—Institutional, 4.25%, 7/31/2020	2,972,805
2,962,625	NEP/NCP Holdco, Inc., Term Loan—Institutional, 4.25%, 1/22/2020	2,908,320
777,136	Nielsen Finance LLC/Nielsen Finance Co., Term Loan—Institutional, 3.16%, 4/15/2021	774,867
4,237,654	SGS International LLC, Term Loan—Institutional, 4.25%, 10/17/2019	4,189,980
2,980,013	Time, Inc., Term Loan—Institutional, 4.25%, 4/24/2021	2,953,937
3,879,795	TWCC Holding Corp., Term Loan—Institutional, 3.50%, 2/13/2017	3,795,952
	TOTAL	45,396,340
	Midstream—1.2%
3,000,000	EMG Utica LLC, Term Loan—Institutional, 4.75%, 3/27/2020	2,973,750
3,625,000	Energy Transfer Equity LP, Term Loan—Institutional, 3.25%, 12/2/2019	3,503,309
	TOTAL	6,477,059
	Oil Field Services—0.1%
436,364	FTS International, Inc., Term Loan—Institutional, 5.75%, 4/16/2021	349,091
	Packaging—4.1%
2,447,381	Berry Plastics Group, Inc., Term Loan—Institutional, 3.50%, 2/8/2020	2,375,697
1,344,746	Berry Plastics Group, Inc., Term Loan—Institutional, 3.75%, 1/6/2021	1,312,331
6,965,000	Bway Holding Co., Term Loan—Institutional, 5.55%, 8/14/2020	6,956,294
1,990,000	Multi Packaging Solutions, Inc., Term Loan—Institutional, 4.25%, 9/30/2020	1,955,175
1,985,000	Multi Packaging Solutions, Inc., Term Loan—Institutional, 4.25%, 9/30/2020	1,950,262
3,667,063	Reynolds Group Holdings, Inc., Term Loan—Institutional, 4.00%, 12/1/2018	3,611,049
5,045,573	Signode Industrial Group, Term Loan—Institutional, 3.75%, 5/1/2021	4,840,621
	TOTAL	23,001,429
	Pharmaceuticals—1.5%
1,985,000	Grifols SA, Term Loan—Institutional, 3.17%, 2/27/2021	1,961,011
4,930,524	Pharmaceutical Product Development, Inc., Term Loan—Institutional, 4.00%, 12/5/2018	4,903,825
1,388,590	Valeant Pharmaceuticals International, Inc., Term Loan—Institutional, 3.50%, 8/5/2020	1,378,176
	TOTAL	8,243,012
	Restaurants—1.7%
5,000,000	Burger King Corp., Term Loan—Institutional, 4.50%, 12/12/2021	4,993,750
2,871,257	Dunkin' Brands Inc., Term Loan—Institutional, 3.25%, 2/7/2021	2,803,079
1,477,500	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—Institutional, 3.50%, 5/14/2020	1,430,715
	TOTAL	9,227,544
	Retailers—3.1%
2,927,625	Academy Sports, Term Loan—Institutional, 4.50%, 8/3/2018	2,889,653
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Retailers—continued
$2,448,694	Jo-Ann Stores, Inc., Term Loan—Institutional, 4.00%, 3/18/2018	$2,384,416
2,957,468	Michaels Stores, Inc., Term Loan—Institutional, 3.75%, 1/28/2020	2,906,319
997,500	Michaels Stores, Inc., Term Loan—Institutional, 4.00%, 1/28/2020	983,371
5,952,550	Neiman-Marcus Group, Inc., Term Loan—Institutional, 4.25%, 10/25/2020	5,834,124
2,362,597	PETCO Animal Supplies, Inc., Term Loan—Institutional, 4.00%, 11/24/2017	2,340,932
	TOTAL	17,338,815
	Services—1.5%
3,000,000	Acosta Holdco, Inc., Term Loan—Institutional, 5.00%, 9/26/2021	3,004,815
1,980,025	Brickman Group Holdings, Inc., Term Loan—Institutional, 4.00%, 12/18/2020	1,928,663
250,000	Brickman Group Holdings, Inc., Term Loan—Institutional, 7.50%, 12/18/2021	245,782
1,000,000	Packers Holdings LLC, Term Loan—Institutional, 5.00%, 12/3/2021	998,750
1,970,000	US Infrastructure, Term Loan—Institutional, 4.00%, 7/29/2020	1,920,750
	TOTAL	8,098,760
	Technology—17.8%
990,000	Applied Systems, Inc., Term Loan—Institutional, 4.25%, 1/23/2021	977,011
2,100,000	Applied Systems, Inc., Term Loan—Institutional, 7.50%, 1/23/2022	2,059,743
1,490,006	Avago Technologies Ltd., Term Loan—Institutional, 3.75%, 5/6/2021	1,487,838
1,953,850	Avaya, Inc., Term Loan—Institutional, 6.50%, 3/31/2018	1,928,607
1,459,317	Blackboard, Inc., Term Loan—Institutional, 4.75%, 10/4/2018	1,448,372
4,818,501	BMC Software, Inc., Term Loan—Institutional, 5.00%, 9/10/2020	4,702,568
1,965,009	CDW LLC, Term Loan—Institutional, 3.25%, 4/29/2020	1,910,323
4,816,131	Compucom System, Inc., Term Loan—Institutional, 4.25%, 5/9/2020	4,606,943
3,000,000	Compuware Corp., Term Loan—Institutional, 6.25%, 12/15/2021	2,854,380
2,970,000	Dell, Inc., Term Loan—Institutional, 4.50%, 4/29/2020	2,968,144
2,714,653	Ellucian, Inc., Term Loan—Institutional, 4.00%, 7/19/2018	2,688,633
494,215	Emdeon, Inc., Term Loan—Institutional, 3.75%, 11/2/2018	486,649
4,444,022	Entegris, Inc., Term Loan—Institutional, 3.50%, 4/30/2021	4,353,297
3,811,174	Epicor Software Corp., Term Loan—Institutional, 4.00%, 5/16/2018	3,770,680
1,026,740	First Data Corp., Term Loan—Institutional, 4.17%, 3/24/2021	1,014,409
2,960,125	Freescale Semiconductor, Inc., Term Loan—Institutional, 4.25%, 3/1/2020	2,898,155
2,962,500	Freescale Semiconductor, Inc., Term Loan—Institutional, 5.00%, 1/15/2021	2,963,981
1,887,050	Hyland Software, Inc., Term Loan—Institutional, 4.75%, 2/19/2021	1,875,266
2,865,140	Information Resources, Inc., Term Loan—Institutional, 4.75%, 9/26/2020	2,857,978
5,474,994	Interactive Data Corp., Term Loan—Institutional, 4.75%, 5/2/2021	5,448,987
816,177	Ion Trading Technologies Sarl, Term Loan—Institutional, 4.25%, 6/10/2021	808,015
1,000,000	Ion Trading Technologies Sarl, Term Loan—Institutional, 7.25%, 6/10/2022	955,000
2,695,196	Kronos, Inc., Term Loan—Institutional, 4.50%, 10/30/2019	2,680,157
2,912,534	Lawson Software Inc., Term Loan—Institutional, 3.75%, 6/3/2020	2,831,856
2,977,500	Renaissance Learning, Inc., Term Loan—Institutional, 4.50%, 4/9/2021	2,920,436
2,500,000	Renaissance Learning, Inc., Term Loan—Institutional, 8.00%, 4/11/2022	2,400,000
1,441,135	Rocket Software, Term Loan—Institutional, 5.75%, 2/8/2018	1,433,930
2,992,500	Skillsoft Ltd., Term Loan—Institutional, 5.75%, 4/28/2021	2,939,204
3,000,000	Skillsoft Ltd., Term Loan—Institutional, 9.25%, 4/28/2022	2,844,990
961,074	Spansion, Inc., Term Loan—Institutional, 3.75%, 12/19/2019	950,661
1,939,043	Syniverse Holdings, Inc., Term Loan—Institutional, 4.00%, 4/23/2019	1,890,567
2,000,000	Tibco Software, Inc., Term Loan—Institutional, 6.50%, 12/5/2020	1,945,000
6,954,975	Trans Union LLC, Term Loan—Institutional, 4.00%, 4/9/2021	6,876,731
1,000,000	TransFirst, Inc., Sr. Secd. Note, 5.50%, 11/12/2021	996,455
1,500,000	TransFirst, Inc., Term Loan—Institutional, 9.00%, 11/12/2022	1,485,472
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Technology—continued
$2,804,348	Wall Street Systems Delaware, Inc., Term Loan—Institutional, 4.50%, 4/30/2021	$2,769,293
1,478,213	Websense, Inc., Term Loan—Institutional, 4.50%, 6/25/2020	1,456,039
1,500,000	Websense, Inc., Term Loan—Institutional, 8.25%, 12/25/2020	1,443,750
2,985,000	WP Mustang Holdings LLC, Term Loan—Institutional, 5.50%, 5/29/2021	2,964,493
3,000,000	Zebra Technologies Corp., Term Loan—Institutional, 4.75%, 10/27/2021	3,021,750
	TOTAL	98,915,763
	Transportation Services—0.5%
2,926,731	Hertz Corp., Term Loan—Institutional, 3.50%, 3/11/2018	2,856,006
	Utility - Electric—1.2%
5,925,026	Calpine Construction Finance Co., Term Loan—Institutional, 3.25%, 1/31/2022	5,730,004
1,000,000	Energy Future Intermediate Holding Company LLC, Term Loan—Institutional, 4.25%, 6/19/2016	1,001,565
	TOTAL	6,731,569
	Wireline Communications—0.7%
4,000,000	Level 3 Financing, Inc., Term Loan—Institutional, 4.50%, 1/31/2022	4,010,000
	TOTAL FLOATING RATE LOANS (IDENTIFIED COST $552,697,100)	543,671,540
	EXCHANGE-TRADED FUND—0.4%
100,000	PowerShares Senior Loan Portfolio (IDENTIFIED COST $2,438,930)	2,403,000
	TOTAL INVESTMENTS—98.3% (IDENTIFIED COST $555,136,030)[1]	546,074,540
	OTHER ASSETS AND LIABILITIES - NET—1.7%[2]	9,539,358
	TOTAL NET ASSETS—100%	$555,613,898
1	The cost of investments for federal tax purposes amounts to $554,911,408.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$543,671,540	$—	$543,671,540
Exchange-Traded Fund	2,403,000	—	—	2,403,000
TOTAL SECURITIES	$2,403,000	$543,671,540	$—	$546,074,540
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2014	Year Ended June 30,			Period Ended 6/30/2011[1]
		2014	2013	2012
Net Asset Value, Beginning of Period	$10.22	$10.18	$10.06	$10.09	$10.00
Income From Investment Operations:
Net investment income	0.23	0.43	0.47	0.51[2]	0.32
Net realized and unrealized gain (loss) on investments	(0.22)	0.07	0.12	(0.00)[3]	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.01	0.50	0.59	0.51	0.41
Less Distributions:
Distributions from net investment income	(0.23)	(0.44)	(0.47)	(0.49)	(0.32)
Distributions from net realized gain on investments	—	(0.02)	—	(0.05)	—
TOTAL DISTRIBUTIONS	(0.23)	(0.46)	(0.47)	(0.54)	(0.32)
Net Asset Value, End of Period	$10.00	$10.22	$10.18	$10.06	$10.09
Total Return[4]	0.05%	4.99%	5.99%	5.16%	4.12%
Ratios to Average Net Assets:
Net expenses	0.09%[5]	0.10%	0.15%	0.15%	0.15%[5]
Net investment income	4.45%[5]	4.27%	4.63%	5.11%	4.50%[5]
Expense waiver/reimbursement[6]	—	—	0.03%	0.18%	0.22%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$555,614	$576,486	$272,832	$153,500	$126,674
Portfolio turnover	25%	19%	57%	41%	52%
1	Reflects operations for the period from September 27, 2010 (date of initial investment) to June 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2014 (unaudited)
Assets:
Total investment in securities, at value including (identified cost $555,136,030)		$546,074,540
Income receivable		2,672,075
Receivable for investments sold		18,057,324
TOTAL ASSETS		566,803,939
Liabilities:
Payable for investments purchased	$9,320,000
Bank overdraft	338,476
Income distribution payable	1,461,683
Accrued expenses (Note 5)	69,882
TOTAL LIABILITIES		11,190,041
Net assets for 55,585,181 shares outstanding		$555,613,898
Net Assets Consist of:
Paid-in capital		$566,543,710
Net unrealized depreciation of investments		(9,061,490)
Accumulated net realized loss on investments		(1,977,195)
Undistributed net investment income		108,873
TOTAL NET ASSETS		$555,613,898
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$555,613,898 ÷ 55,585,181 shares outstanding, no par value, unlimited shares authorized		$10.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended December 31, 2014 (unaudited)
Investment Income:
Interest	$12,700,153
Dividends (including $1,512 received from an affiliated holding (Note 5))	190,378
TOTAL INCOME	12,890,531
Expenses:
Custodian fees	15,328
Transfer agent fee	24,581
Directors'/Trustees' fees (Note 5)	2,248
Auditing fees	16,258
Legal fees	5,038
Portfolio accounting fees	192,298
Printing and postage	5,265
Miscellaneous (Note 5)	2,725
TOTAL EXPENSES	263,741
Net investment income	12,626,790
Realized and Unrealized Loss on Investments:
Net realized loss on investments	(1,794,700)
Net change in unrealized appreciation of investments	(11,063,270)
Net realized and unrealized loss on investments	(12,857,970)
Change in net assets resulting from operations	$(231,180)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 12/31/2014	Year Ended 6/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,626,790	$18,994,539
Net realized loss on investments	(1,794,700)	(343,628)
Net change in unrealized appreciation/depreciation of investments	(11,063,270)	1,807,902
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(231,180)	20,458,813
Distributions to Shareholders:
Distributions from net investment income	(12,558,254)	(19,064,098)
Distributions from net realized gain on investments	—	(809,692)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,558,254)	(19,873,790)
Share Transactions:
Proceeds from sale of shares	54,725,400	321,259,684
Net asset value of shares issued to shareholders in payment of distributions declared	4,428,247	8,339,732
Cost of shares redeemed	(67,236,531)	(26,529,885)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,082,884)	303,069,531
Change in net assets	(20,872,318)	303,654,554
Net Assets:
Beginning of period	576,486,216	272,831,662
End of period (including undistributed net investment income of $108,873 and $40,337, respectively)	$555,613,898	$576,486,216
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
December 31, 2014 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Bank Loan Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only for investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivatives of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 12/31/2014	Year Ended 6/30/2014
Shares sold	5,407,231	31,378,262
Shares issued to shareholders in payment of distributions declared	438,265	815,267
Shares redeemed	(6,646,246)	(2,597,093)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(800,750)	29,596,436
4. FEDERAL TAX INFORMATION
At December 31, 2014, the cost of investments for federal tax purposes was $554,911,408. The net unrealized depreciation of investments for federal tax was $8,836,868. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $620,449 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,457,317.
At June 30, 2014, the Fund had a capital loss carryforward of $308,406 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire.
The following schedule summarizes the Fund's capital loss carryforwards.
Short-Term	Long-Term	Total
$308,406	$—	$308,406
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliate holding during the six months ended December 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 6/30/2014	6,408,856
Purchases/Additions	107,585,123
Sales/Reductions	(113,993,979)
Balance of Shares Held 12/31/2014	—
Value	$—
Dividend Income	$1,512
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2014, were as follows:
Purchases	$141,080,155
Sales	$167,538,187
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2014, there were no outstanding loans. During the six months ended December 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2014, there were no outstanding loans. During the six months ended December 31, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2014	Ending Account Value 12/31/2014	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.50	$0.45
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.75	$0.46
1	Expenses are equal to the Fund's annualized net expense ratio of 0.09%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year-period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Bank Loan Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund both in absolute terms and relative to similar and/or competing funds with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in
Semi-Annual Shareholder Report

the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry, the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund underperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Bank Loan Core Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N804

Q450803 (2/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 11, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 11, 2015